SHARE CAPITAL - Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
SHARE CAPITAL
Weighted average | $ / shares	$ 3.00	$ 3.00
Exercised (per share) I $ / shares | $ / shares	$ 3.00
Price range one | Warrants.
SHARE CAPITAL
Outstanding, beginning balance | shares	29,545,000
Exercised | shares	(1,291,800)
Outstanding, ending balance | shares	28,253,200	29,545,000
Exercised (per share) I $ / shares | $ / shares	$ 3.00